Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Cash and cash equivalents
Cash balances with banks	$ 4,384	$ 24,385
Short-term instruments	5,420	15,688
Total cash and cash equivalents	$ 9,804	$ 40,073	$ 57,659	$ 16,681	$ 22,067